Borrowings (Tables)	12 Months Ended
Sep. 30, 2023
Borrowings [Abstract]
Schedule of Borrowings and Capital Expenditures	As of September 30, 2022 and 2023, the bank borrowings were for working capital and capital expenditures. Borrowings consisted of the following:
	Interest	Borrowing	Maturity	As of September 30,
Creditors	Rate	date	date	2022	2023
Bank of Jiangsu	4.35%	8/30/2022	8/29/2023	$281,156	$-
Tianjin Rural Commercial Bank	3.70%	1/25/2022	1/24/2023	2,530,400	-
Bank of Jiangsu (1)	6.09%	12/15/2022	12/14/2023	-	109,649
Agricultural Bank of China (2)	4.10%	3/24/2022	3/23/2023	-	616,776
Bank of Jiangsu (3)	3.95%	8/31/2022	8/30/2024	-	274,123
Total short-term borrowings				2,811,556	1,000,548
Bank of Jiangnan (4)	4.80%	6/25/2022	6/21/2023	-	4,385,965
Total long-term borrowings				-	4,385,965
Total borrowings				$2,811,556	$5,386,513
(1)	On December 15, 2022, Changzhou EZGO entered into a revolving loan facility of RMB800,000 ($109,649) with Bank of Jiangsu.
(2)	On March 24, 2023, Changzhou EZGO entered into a non-revolving loan facility of RMB4,500,000 ($616,776) with Agricultural Bank of China.
(3)	On August 31, 2023, Yizhiying entered into a revolving loan facility of RMB2,000,000 ($274,123) with Bank of Jiangsu.
(4)	On June 25, 2023, Jiangsu New Energy obtained a loan facility of up to RMB56,810,000 ($7,786,458) from Bank of Jiangnan, specified for expenditures on the construction of Changzhou manufacturing plant built for the production of two-wheeler e-bicycles, intelligent unmanned patrol vehicles and graphene batteries. On June 27, 2023, RMB32,000,000 ($4,385,965) was drawn from the bank. The loan facility was guaranteed by Shuang Wu, Chief Operating Officer and a significant shareholder of the Company, and also pledged by the land use right of Jiangsu New Energy.